Parties-in-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Summary of Parties-in-Interest Transactions	The following table summarizes the F.N.B. Corporation common stock activity.

F.N.B. Corporation Common Stock Plan Data
2025
F.N.B. Corporation common stock dividends received	$3,541,879
F.N.B. Corporation common stock shares purchased by the Plan	677,323
F.N.B. Corporation aggregate cost of purchased common stock	$9,870,154
F.N.B. Corporation common stock shares sold by the Plan	1,763,507
F.N.B. Corporation proceeds from sale of common stock	$22,162,206
In-kind shares of F.N.B. Corporation stock distributed	136,839